DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details) - ARS ($) $ in Millions		12 Months Ended
	Oct. 11, 2023	Dec. 31, 2023	Jun. 20, 2023	Apr. 05, 2022
Telemas S.A
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Nucleo
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		67.50%
Personal Envios
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		67.50%
Tuves Paraguay
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		67.50%
Television Dirigida
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
AVC Continente Audiovisual
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
InterRadios
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Micro Sistemas
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
PEM
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Cable Imagen
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Personal smarthome
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
NYS2
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Total consideration				$ 0.3
NYSSA
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Opalker S.A.
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Goodwill			$ 265.0
Percentage of direct/indirect interest in capital stock and votes		100.00%
Total consideration		$ 106.0	$ 0.2
Ubiquo
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		95.00%
Telecom USA
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Micro Fintech Holding
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes	100.00%	100.00%